Equity (Details) - Schedule of bank’s debts, both current and non-current $ in Millions	Dec. 31, 2021 CLP ($)
Equity (Details) - Schedule of bank’s debts, both current and non-current [Line Items]
Current
Non-current	598,136
Total	598,136
Perpetual bond [Member]
Equity (Details) - Schedule of bank’s debts, both current and non-current [Line Items]
Current
Non-current	598,136
Total	$ 598,136